Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories

8.    Inventories

Accounting policy

Inventories are stated at the lower of cost and net realizable value (it is the estimated selling price in the normal course of business, less estimated completion costs and estimated costs necessary to make the sale). The cost of finished and under construction products comprises direct materials, direct labor and an adequate proportion of variable and fixed overheads, the latter being allocated based on normal operational capacity. Costs are assigned to individual inventory items based on weighted average costs.

The provision for obsolete inventories is made for the risks associated with the realization and sale of inventories due to obsolescence and measured at the net realizable value or the cost, whichever is less.

	December 31, 2021	December 31, 2020
Finished goods	814,320	560,028
Spare parts and accessories	180,286	219,831
Raw material	126,889	118,319
Warehouse and other	27,809	30,279
Fuels and lubricants	—	6,807
	1,149,304	935,264

The balances are presented net of the provision for obsolete inventories in the amount of R$ 26,841 on December 31, 2021 (R$ 17,449 on December 31, 2020).